Nature of the Business and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Jul. 30, 2014	Aug. 19, 2014
Class of Stock [Line Items]
Proceeds from issuance of shares	$ 69,518
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued	5,750,000	41,666
Number of common shares issued on conversion of redeemable convertible preferred stock	12,440,205
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued			5,000,000
Common stock, price per share			$ 13.00
Proceeds from issuance of shares			57,337
Number of common shares issued on conversion of redeemable convertible preferred stock			12,440,205
Over-allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued				750,000
Common stock, price per share				$ 13.00
Proceeds from issuance of shares				$ 9,068